Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
10.	Goodwill and Intangible Assets
Goodwill
The Company performed an annual qualitative goodwill assessment of the goodwill held related to the BlackSky reporting unit as of December 31, 2020. The Company determined that no triggering events occurred that would require the Company to test goodwill for impairment during the nine months ended September 30, 2021. Goodwill was as follows::

	September 30, 2021	December 31, 2020
	(in thousands)
Gross carrying amount	$9,393	$9,393
Accumulated impairment losses	—	—

Net carrying value of goodwill	$9,393	$9,393

Intangible Assets
Intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands) September 30, 2021
Customer relationships	$6,530	$(3,910)	$2,620
Distribution agreements	326	(326)	—
Technology and domain name	4,054	(3,857)	197

Total intangible assets at September 30, 2021	$10,910	$(8,093)	$2,817

	December 31, 2020
Customer relationships	$6,530	$(3,489)	$3,041
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(3,257)	790

Total intangible assets at December 31, 2020	$10,903	$(7,072)	$3,831

For each of the three months ended September 30, 2021 and 2020, amortization expense related to intangible assets was $0.3 million. For each of the nine months ended September 30, 2021 and 2020, amortization expense related to intangible assets was $1.0 million. These amounts were included in depreciation and amortization expense in the unaudited condensed consolidated statements of operations and comprehensive loss.

9.	Goodwill and Intangible Assets
Goodwill
Changes in the carrying amount of goodwill are as follows:

	As of December 31,
	2020	2019
	(in thousands)
Gross carrying amount	$9,393	$9,393
Accumulated impairment losses	—	—

Net carrying value of goodwill	$9,393	$9,393

In the years ended December 31, 2020 and 2019, the Company performed its annual goodwill impairment test and determined that the fair value of the reporting unit to which goodwill was allocated was in excess of its respective carrying value and, therefore, no goodwill impairment was identified.
Intangible Assets
Intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands)
Customer backlog and relationships	$6,530	$(2,927)	$3,603
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(2,468)	1,579

Total amortizable intangible assets at December 31, 2019	10,903	(5,721)	5,182
Customer backlog and relationships	6,530	(3,489)	3,041
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(3,257)	790

Total amortizable intangible assets at December 31, 2020	$10,903	$(7,072)	$3,831

During the years ended December 31, 2020 and 2019, there was no indication of impairment of the Company’s intangible assets.
For the years ended December 31, 2020 and 2019, amortization expense related to intangible assets was $1.35 million and $1.35 million, respectively, which is included in depreciation and amortization expense in the consolidated statements of operations and comprehensive loss. The Company estimates that it will have the following amortization expense for the future
periods indicated below:

(in thousands)
For the years ending December 31:
2021	1,353
2022	561
2023	561
2024	561
2025	561
Thereafter	234

Total	$3,831